MERRILL LYNCH NEW JERSEY MUNICIPAL BOND FUND OF MERRILL LYNCH
                      MULTI-STATE MUNICIPAL SERIES TRUST


                                                   November 18, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention: Division of Investment Management

     Re:  Merrill Lynch New Jersey Municipal Bond Fund
          of Merrill Lynch Multi-State Municipal Series Trust Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A (Securities Act File No. 33-35441; Investment Company Act File No. 811-4375)
          ---------------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch New Jersey Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (the "Fund") hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

     (2)  the   text  of  Post-Effective  Amendment  No.   7  to  the  Fund's
          Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on November 6, 1996.

                              Very truly yours,

                              MERRILL LYNCH NEW JERSEY MUNICIPAL
                              BOND FUND OF MERRILL LYNCH MULTI-STATE
                              MUNICIPAL SERIES TRUST

                              By: /s/ Jerry Weiss
                                 -----------------------------
                                 Jerry Weiss
                                 Secretary